1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

STEPHEN H. BIER stephen.bier@dechert.com +1 212 698 3889 Direct +1 202 261 3092 Fax

June 5, 2018

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	THL Credit Senior Loan Fund
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of THL Credit Senior Loan Fund (the “Fund”), electronically transmitted for filing is a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”), pursuant to the rules and regulations of the Securities Exchange Act of 1934, as amended, for the Fund’s annual meeting of shareholders (the “Meeting”) to be held on August 3, 2018.

At the Meeting, shareholders of the Fund will be asked to: (i) elect two Class I Trustees of the Fund, each to serve for a term ending at the 2021 annual meeting of the Fund and until his successor has been elected and qualified, and elect one Class III Trustee of the Fund, to serve for a term ending at the 2020 annual meeting of the Fund and until his successor has been elected and qualified; (ii) approve a new advisory agreement between the Fund and THL Credit Advisors LLC; and (iii) approve an amendment to the Fund’s Amended and Restated Agreement and Declaration of Trust. We note that the Fund intends to begin mailing the definitive Proxy Statement on or about June 18, 2018.

If you have any questions, please feel free to contact the undersigned by telephone at 212.698.3889 (or by email at stephen.bier@dechert.com).  Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ Stephen H. Bier
Stephen H. Bier